Federated Investors
World-Class Investment Manager

Glen R. Johnson

President

Tax-Free Instruments Trust

President's Message

Dear Shareholder:

Tax-Free Instruments Trust was created in 1981, and I am pleased to present the 17th Annual Report to Shareholders.

This report covers the 12-month fiscal year period from April 1, 1999, through March 31, 2000. It begins with a discussion with the fund's portfolio manager, Jeff A. Kozemchak, Senior Vice President, Federated Investment Management Company. Following his discussion, you will find two additional items of shareholder interest. First is a complete listing of the fund's holdings, and second is the publication of the fund's financial statements.

Tax-Free Instruments Trust keeps your ready cash pursuing daily tax-free income1 from a portfolio of approximately 300 short-term money market securities issued by municipalities across the United States. In addition, the fund is managed to keep the value of your principal stable, while giving you daily access to your invested cash.2 It has accomplished this goal since its inception.

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Tax-free dividends paid to shareholders during the 12-month reporting period ended March 31, 2000, totaled $0.03 per share for both Investment Shares and Institutional Service Shares. Net assets totaled $2.1 billion on March 31, 2000.

Thank you for keeping your cash working through the daily, tax-free earning power of Tax-Free Instruments Trust. As always, we welcome your comments and suggestions.

Sincerely,

Glen R. Johnson

Glen R. Johnson
President
May 15, 2000

Jeff A. Kozemchak, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

During the fund's fiscal year, the U.S. economy has continued to be robust. What are your comments?

Following the monetary crises in the Far East that initiated a significant worldwide liquidity crisis, the Federal Reserve Board ("the Fed") reduced interest rate three times in 1998. The world's capital markets stabilized and the U.S. economy exhibited considerable strength. In 1999, U.S. Gross Domestic Product ("GDP") grew by 4.5%, the fourth year in a row in which economic growth has increased by more than 4.0%. This level of growth clearly exceeded what the Fed considers to be the non-inflationary potential of the economy. The consumer had much to do with this strong growth, as retail sales in 1999 grew strongly versus 1998. This strong growth in retail sales has continued into 2000, as March retail sales have grown close to 9.0% on a year-over-year basis. Labor markets remained tight, as the average increase in non-farm payrolls was 224,000 in 1999. The U.S. unemployment rate ended the reporting period at 4.1%, near the 29-year low set in January 2000.

Benign inflation helped offset robust economic growth. The Producer Price Index ("PPI") rose 3.0% in 1999, after showing no change in 1998. Surging energy prices had much to do with the increase, as crude oil prices rose 176.0% in 1999. The core PPI rate, excluding the food and energy sectors, rose just 0.9% in 1999. Productivity growth rates of nearly 5.0% through the course of 1999 continued to be a factor in dampening the impact of tightness in the labor markets and creeping wage pressures.

The Fed has acted to ease the growth of the U.S. economy. What were the Fed's actions and how did they impact short-term rates?

Despite the robust economic environment and generally rising short-term interest rates, the Fed kept the federal funds target rate at 4.75% through nearly all of the first half of 1999. In June, prior to the Federal Open Market Committee's ("FOMC") fourth meeting of the year, Chairman Alan Greenspan appeared before the Joint Economic Committee and set the groundwork for a series of interest rate increases. Mr. Greenspan hinted that it may be appropriate to take back some of the liquidity that had been infused into the market in late 1998. Not surprisingly, the Fed opted to tighten monetary policy by 25 basis points on June 30, 1999, and followed this action with another 25 basis point move to 5.25% at the next FOMC meeting on August 24, 1999. A third 25 basis point interest rate increase was made in November of 1999.

Following the November move, and despite relentless economic strength, market participants correctly anticipated that the Fed would refrain from raising rates in the face of the year 2000 date changeover and all of its implications. However, in February and March 2000, the Fed resumed its series of rate increases by bumping up the federal funds target rate by two additional 25 basis point increments, which ended the reporting period at 6.00%.

What was the impact of the Fed's actions on tax-exempt money market securities?

Interest rates in the tax-exempt money markets over the reporting period were influenced by the five Fed tightenings as well as expectations of future tightenings. Supply and demand factors also played a large role in the absolute level of interest rates, as demand (cash inflows into the market) remained steady over most of the reporting period with the exception of April tax season and late December. New supply of fixed-rate notes was low relative to demand as municipalities continued to benefit from a strong economy and record tax collections.

Yields on variable rate demand notes (VRDNs), which comprise close to 65% of the fund's assets, started the reporting period at 3.00%, but drifted slowly upward, reflecting the Fed's interest rate moves as well as supply and demand. In late December, yields spiked higher to over 5.50%, reflecting the reluctance of dealers to position these instruments over year-end. Strong demand in early January brought yields down to 3.00%, but demand abated in February and March, and rates ended at 3.90%.

In this rising rate environment, shareholders have experienced an increase in the fund's yield. Has the yield increase been significant, and what strategies guided the fund during the reporting period?

For much of the year, we managed the fund within a 40- to 50-day average maturity target range. In September and November, we took advantage of market opportunities to push the average maturity to 52 days. The maturity has since rolled inward to end the reporting period at 39 days, reflecting our expectations of further interest rate increases by the Fed. As always, we attempted to maximize performance through ongoing relative value analysis. A dearth of attractive fixed-rate supply has impeded our efforts to add days to the trust's average maturity and take advantage of a steeper fixed-rate yield curve. Nonetheless, the portfolio remains very responsive to interest rate increases.

Overall, the 7-day net yield of the fund's Investment Shares rose from 2.47% on April 1, 1999 to 3.20% (5.30% tax equivalent, for investors in the 39.6% federal tax bracket) by March 31, 2000.1 For the fund's Institutional Service Shares, the 7-day net yield moved from 2.62% on April 1, 1999 to 3.35% (5.55% tax-equivalent, for investors in the 39.6% federal tax bracket) on March 31, 2000.1

What do you see ahead for short-term rates through 2000?

It is reasonable to expect further rate increases as the Fed puts its anti-inflation efforts into action. Led by the consumer sector and powered by extraordinary gains in the equity markets, the U.S. economy continues to exhibit strong growth. Employment growth may slow somewhat in 2000, but should continue to put pressure on the limited pool of available workers. Finally, it will be important to examine the U.S. inflation data to determine whether the recent increases in energy prices have begun to impact producer and consumer prices. Rises in short-term rates are reflected in the fund's daily competitive yield.

1 Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

MARCH 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%
		Alabama--1.0%
$6,000,000		Homewood, AL, IDA Weekly VRDNs (Mountain Brook Inn) (Homewood AL)/(SouthTrust Bank of Alabama, Birmingham LOC)	$6,000,000
10,000,000		Hoover, AL, Board of Education, Series 1999C, 3.80% BANs, 8/1/2000	10,000,000
4,295,000		Stevenson, AL, IDRB, Series 1996A, Weekly VRDNs (Unitog Co.)/(UMB Bank, N.A. LOC)	4,295,000

		TOTAL	20,295,000

		Alaska--0.2%
4,720,000		Alaska State Housing Finance Corp., Series PT-37, Daily VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	4,720,000

		Arizona--1.0%
2,000,000		Chandler, AZ IDA, Series 2000, Weekly VRDNs (River Ranch Apartments)/(FHLMC LOC)	2,000,000
5,985,000		Maricopa County, AZ, IDA, Series 1984, Weekly VRDNs (Gannett Co., Inc.)	5,985,000
1,050,000		Maricopa County, AZ, IDA, Series 1999A, Daily VRDNs (Orangewood CCRC)/(Banque Nationale de Paris LOC)	1,050,000
4,000,000		Maricopa County, AZ, IDA, Las Gardenias Apartments, Series 2000, 5.22% TOBs (Bayerische Landesbank Girozentrale) 3/1/2001	4,000,000
2,425,000		Phoenix, AZ, Series PA-236, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)	2,425,000
1,025,000		Pima County, AZ, IDA Weekly VRDNs (A & P Investments)/ (Bank One, Arizona N.A. LOC)	1,025,000
5,159,646		Pima County, AZ, IDA Weekly VRDNs (BJR Investments, Inc.)/(Bank One, Arizona N.A. LOC)	5,159,646

		TOTAL	21,644,646

		Arkansas--0.8%
2,630,000		Arkansas Development Finance Authority, Series 1995, Weekly VRDNs (Paco Steel & Engineering Corporation Project)/(Union Bank of California LOC)	2,630,000
9,600,000		Hope, AR, Solid Waste Disposal Revenue Bonds, Series 1994, 4.65% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/15/2000	9,600,000
4,100,000		Pine Bluff, AR, Refunding IDRBs, Series 1997, Weekly VRDNs (Camden Wire Co., Inc.)/ (Chase Manhattan Bank N.A., New York LOC)	4,100,000

		TOTAL	16,330,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		California--3.8%
$1,000,000		California State, Floater Certificates, Series 1998-55, Weekly VRDNs (FGIC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	$1,000,000
68,800,000		California State, Trust Receipts, Series 1999 FR/RI-A39, Weekly VRDNs (Bank of New York, New York LIQ)	68,800,000
5,225,000		California State, Trust Receipts, Series 2000 FR/RI-A10, Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	5,225,000
4,842,294		PBCC LeaseTOPS Trust (California Non-AMT), Series 1998-1, Weekly VRDNs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ)	4,842,294

		TOTAL	79,867,294

		Colorado--2.1%
1,815,000		Colorado Health Facilities Authority, Series 1998F, Weekly VRDNs (Developmental Disabilities Center)/(Bank One, Colorado LOC)	1,815,000
2,960,000		Colorado Health Facilities Authority, Series 1998B, Weekly VRDNs (Developmental Pathways, Inc.)/(Bank One, Colorado LOC)	2,960,000
2,915,000		Colorado Health Facilities Authority, Series 1998D, Weekly VRDNs (North Metro Community Servies, Inc.)/(Bank One, Colorado LOC)	2,915,000
300,000		Colorado Health Facilities Authority, Series 1998E, Weekly VRDNs (Arkansas Valley)/(Bank One, Colorado LOC)	300,000
750,000		Colorado Health Facilities Authority, Series 1998H, Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A., Minneapolis LOC)	750,000
2,100,000		Colorado Postsecondary Educational Facilities, Series 1997, Weekly VRDNs (Waldorf School Association of Boulder, Inc.--Shining Mountain Waldorf School)/(KeyBank, N.A. LOC)	2,100,000
2,800,000		Colorado Springs, CO, Utility System, IDRBs, Series 1996, Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A., Minneapolis LOC)	2,800,000
16,515,000	[1]	Denver, CO, City & County Airport Authority, CDC Class A Certificates, Series 1997K, 3.45% TOBs (MBIA INS)/(CDC Municipal Products, Inc. LIQ), Optional Tender 5/11/2000	16,515,000
4,550,000		Mesa County, CO, Series 1996, Weekly VRDNs (3D Systems Corp.)/(Norwest Bank Minnesota, N.A. LOC)	4,550,000
4,050,000		Platte River, CO, Power Authority, Revenue Bonds, Series DD, 5.00% Bonds (MBIA INS), 6/1/2000	4,057,248
5,365,000		Thornton, CO, Multifamily Housing Refunding Revenue Bonds, Series 1989A, Weekly VRDNs (Quail Ridge Project)/(General Electric Capital Corp. LOC)	5,365,000

		TOTAL	44,127,248

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Connecticut--1.3%
$7,955,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(Chase Manhattan Bank N.A., New York LOC)	$7,955,000
8,400,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local de France LOC)	8,400,000
6,115,000		Connecticut State, PUTTERs, Series 110, Weekly VRDNs (FGIC INS)/(J.P. Morgan & Co., Inc. LIQ)	6,115,000
4,300,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ)	4,300,000

		TOTAL	26,770,000

		District of Columbia--1.7%
15,000,000		District of Columbia Housing Finance Agency, Roaring Fork, Series 1999-7, Weekly VRDNs (GNMA COL)/(Bank of New York, New York LIQ)	15,000,000
8,600,000		District of Columbia, Series 2000, 4.00% CP (American National Red Cross)/(Bank One, N.A. LOC), Mandatory Tender 6/16/2000	8,600,000
12,600,000		Roaring Fork Municipal Products, LLC, Series 1999-2, Weekly VRDNs (District of Columbia Housing Finance Agency)/(GNMA COL)/(Bank of New York, New York LIQ)	12,600,000

		TOTAL	36,200,000

		Florida--3.0%
14,000,000		Florida State Board of Education Capital Outlay, SGA, Series 1997-67, Daily VRDNs (Societe Generale, Paris LIQ)	14,000,000
8,000,000		Florida State Board of Education Capital Outlay, Trust Receipt (FR/RI-60) Weekly VRDNs (FGIC INS)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	8,000,000
33,000,000		Highlands County, FL Health Facilities, Series 1996A, Accounts Receivable Weekly VRDNs (Adventist Health System)/(MBIA INS)/(Bank One, N.A. LIQ)	33,000,000
4,000,000		Lee County, FL IDA, Facilities Revenue Bonds, Series 1999B, Weekly VRDNs (Shell Point Village, FL)/(Bank of America, N.A. LOC)	4,000,000
4,000,000		Orange County, FL, School District, Lehman, 1999-A49, Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	4,000,000

		TOTAL	63,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Georgia--6.6%
$2,900,000		Albany-Dougherty, GA Payroll Development Authority, Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC)	$2,900,000
11,665,000		Bibb County, GA, Development Authority, Series 1991IR-1, Weekly VRDNs (Temple-Inland, Inc.)	11,665,000
7,000,000		Burke County, GA, Development Authority, PCR Bonds, Series 1998A, 3.90% CP (Oglethorpe Power Corp. Vogtle Project)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 5/18/2000	7,000,000
8,330,000		Clayton County, GA Housing Authority, Series 2000A: Summerwind, Weekly VRDNs (Double Winds Ventures, LLC)/(FNMA LOC)	8,330,000
1,675,000		Cobb County, GA, IDA, Series 1997, Weekly VRDNs (Wyndham Gardens)/(Bankers Trust Co., New York LOC)	1,675,000
5,765,000		Columbus, GA, IDA Industrial & Port Development Commission, Series 1992, Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC)	5,765,000
3,365,000		Coweta County, GA, Residential Care Facilities for the Elderly, First Lien Revenue Bonds, Series 1996B, Weekly VRDNs (Wesley Woods of Newman-Peachtree City, Inc. Project)/(Paribas, Paris LOC)	3,365,000
5,000,000		Crisp County, GA Development Authority, Solid Waste Disposal Revenue Bonds, Series A, 5.00% TOBs (International Paper Co.), Optional Tender 3/1/2001	5,000,000
3,895,000		De Kalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank, Central Florida LOC)	3,895,000
7,700,000		Douglas County, GA, 4.62% TANs, 12/28/2000	7,707,238
13,000,000		Fulco, GA, Hospital Authority, Series 1999, Weekly VRDNs (Piedmont Hospital)/(SunTrust Bank, Atlanta LOC)	13,000,000
35,559,000		Georgia Municipal Association Weekly VRDNs (MBIA INS)/(Credit Suisse First Boston LIQ)	35,559,000
4,000,000		Georgia State, Floater Certificates, Series 1999-188, Weekly VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	4,000,000
3,800,000		Georgia State, PUTTERS, Series 128, Weekly VRDNs (J.P. Morgan & Co., Inc. LIQ)	3,800,000
14,355,000		Gwinnett County, GA, Water and Sewer Authority, Floater Certificates, Series 1998-70, Weekly VRDNs (Gwinnett County, GA)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	14,355,000
5,925,000		Monroe County, GA, Development Authority IDRB, Series 1999A, Daily VRDNs (Oglethorpe Power Corp. Scherer Project)/ (AMBAC INS)/(Morgan Guaranty Trust Co., New York LIQ)	5,925,000
4,600,000		Roswell, GA, Housing Authority, Multifamily Housing Refunding Revenue Bonds, Series 1988A, Weekly VRDNs (Belcourt Ltd. Project)/(Northern Trust Co., Chicago, IL LOC)	4,600,000

		TOTAL	138,541,238

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Hawaii--2.2%
$8,600,000		Clipper Tax-Exempt Trust (Hawaii AMT), Series 1998-7, Weekly VRDNs (Hawaii Finance and Development Corp.)/(State Street Corp. LIQ)	$8,600,000
38,000,000		Honolulu, HI, City & County, Series 1999, Block J, 5.31% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	38,000,000

		TOTAL	46,600,000

		Idaho--1.2%
25,000,000		Idaho Health Facilities Authority, Series 1995, 3.90% CP (Holy Cross Health System Corp.), Mandatory Tender 5/18/2000	25,000,000

		Illinois--3.4%
1,000,000		Champaign, IL, IDRB Weekly VRDNs (Christie Clinic)/(National City Bank, Indiana LOC)	1,000,000
7,100,000		Chicago, IL Public Building Commission, Series 1997, Lehman TR/FR-15 Weekly VRDNs (Chicago, IL Board of Education)/(MBIA INS)/(Bank of New York, New York LIQ)	7,100,000
10,000,000	[1]	Chicago, IL, Variable Rate Certificates, Series 1998M, 3.70% TOBs (FGIC INS)/(Bank of America, N.A. LIQ), Optional Tender 7/13/2000	10,000,000
1,033,000		Illinois Development Finance Authority Weekly VRDNs (Newlywed Food)/(Mellon Bank N.A., Pittsburgh LOC)	1,033,000
16,700,000		Illinois Development Finance Authority, PCR Daily VRDNs (Diamond Star Motors Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	16,700,000
2,750,000		Mendota, IL, IDRB, Series 1995, Weekly VRDNs (Minnesota Diversified Products, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	2,750,000
29,965,000		Metropolitan Pier & Exposition Authority, IL, PT-1079, Weekly VRDNs (McCormick Place)/(FGIC INS)/(Bank of America, N.A. LIQ)	29,965,000
1,500,000		Naperville, IL, Economic Development Revenue Refunding Bonds, Series 1994, Weekly VRDNs (Independence Village Associates, Ltd. Project)/(U.S. Bank, N.A., Minneapolis LOC)	1,500,000
700,000		Oakbrook Terrace, IL, IDR, Series 1993, Weekly VRDNs (La Quinta Inns, Inc.)/(Bank of America, N.A. LOC)	700,000
1,900,000		Paxton, IL, Series 1999, Weekly VRDNs (Concrete Technology, Inc.)/(Fifth Third Bank, Cincinnati LOC)	1,900,000

		TOTAL	72,648,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Indiana--1.9%
$2,670,000		Hamilton County, IN, EDRB, Series 1995, Weekly VRDNs (Fabcon LLC Project)/(Norwest Bank Minnesota, N.A. LOC)	$2,670,000
8,000,000		Indiana State Educational Faciilities Authority, Series 1999, 4.10% BANs (Wabash College), 8/1/2000	8,000,000
4,500,000		Jasper County, IN, Series 1998A, Weekly VRDNs (Oak Grove Christian Retirement Village, Inc.)/(National City Bank, Michigan/Illinois LOC)	4,500,000
6,100,000		Lafayette, IN, School Corp., 4.50% TANs, 12/29/2000	6,110,891
7,000,000		Richmond, IN, EDA Weekly VRDNs (Gannett Co., Inc.)	7,000,000
5,000,000		Spencer County, IN, Series 1998, Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	5,000,000
5,965,000		Winona Lake, IN, Series 1999, Weekly VRDNs (Grace College)/(KeyBank, N.A. LOC)	5,965,000

		TOTAL	39,245,891

		Iowa--0.6%
2,625,000		Des Moines, IA, IDRB, Series 1994, Weekly VRDNs (Printer, Inc.)/(Federal Home Loan Bank of Des Moines LOC)	2,625,000
6,565,000		Iowa Falls, IA, Series 1998, Weekly VRDNs (Heartland Pork Enterprises, Inc.)/(Bank of Nova Scotia, Toronto LOC)	6,565,000
3,300,000		Iowa Finance Authority, Series 1996, Weekly VRDNs (Wittern Realty, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	3,300,000

		TOTAL	12,490,000

		Kansas--0.5%
10,000,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, Series 1999W, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	10,000,000

		Kentucky--1.9%
5,140,000		Henderson County, KY, Series 1996, Weekly VRDNs (Audubon Metals LLC Project)/(Harris Trust & Savings Bank, Chicago LOC)	5,140,000
34,000,000		Owensboro, KY, Series 1996, Weekly VRDNs (Owensboro Mercy Health System, Inc. Project)/(Bank of America, IL LOC)	34,000,000
1,800,000		Owensboro, KY, Limited Obligation Revenue Bonds, 4.20% TOBs (Dart Polymers)/(Bank One, Michigan LOC), Optional Tender 6/1/2000	1,800,000

		TOTAL	40,940,000

		Louisiana--0.1%
3,000,000		Lake Charles, LA, Harbor & Terminal District, Revenue Bonds, Series 1995A, Weekly VRDNs (Polycom-Huntsman, Inc. Project)/(National City, Pennsylvania LOC)	3,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Maryland--0.6%
$10,600,000		Baltimore County, MD, Metropolitan District, 1995 Series, 3.80% CP (Baltimore County, MD), Mandatory Tender 4/12/2000	$10,600,000
1,900,000		Maryland State Energy Financing Administration, Annual Tender Solid Waste Disposal Revenue Refunding Bonds, 4.35% TOBs (Nevamar Corp.)/(International Paper Co. GTD), Optional Tender 9/1/2000	1,900,000
1,015,000		Maryland State IDFA, Series 1991, Weekly VRDNs (Maryland Academy of Sciences Facility)/(Bank of America, N.A. LOC)	1,015,000

		TOTAL	13,515,000

		Massachusetts--2.1%
4,000,000		Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT), Series 1999-1, Weekly VRDNs (Massachusetts State HFA)/(MBIA INS)/(State Street Corp. LIQ)	4,000,000
3,445,064		Clipper Tax-Exempt Certificates Trust, Series A, Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Corp. LIQ)	3,445,064
5,175,000		Gloucester, MA, 4.25% BANs, 8/3/2000	5,182,548
3,800,000		Massachusetts Development Finance Agency, Series 2000, Weekly VRDNs (Wentworth Institute of Technology, Inc.)/ (AMBAC INS)/(State Street Corp. LIQ)	3,800,000
10,500,000		Massachusetts HEFA, Series I, Weekly VRDNs (Harvard University)	10,500,000
3,500,000		Massachusetts State HFA, Multi-Family Refunding Revenue Bonds, Series 1995A, Weekly VRDNs (Republic National Bank of New York LIQ)	3,500,000
6,000,000	[1]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185), 3.80% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 9/7/2000	6,000,000
6,900,000		Melrose, MA, 4.25% BANs, 8/16/2000	6,911,254

		TOTAL	43,338,866

		Michigan--0.4%
7,520,000		Michigan State Hospital Finance Authority, Morgan Stanley Floater, Series 1998-180, Weekly VRDNs (Ascension Health Credit Group)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	7,520,000

		Minnesota--2.5%
10,400,000		Becker, MN, PCR, Series 1992A, 3.90% CP (Northern States Power Co.), Mandatory Tender 4/11/2000	10,400,000
7,500,000		Bloomington, MN, Highland Park Apartments, Series 1999, 5.175% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 5/1/2000	7,500,000
4,100,000		Coon Rapids, MN, Hospital Authority, Series 1985, Weekly VRDNs (Health Central System)/(Norwest Bank Minnesota, N.A. LOC)	4,100,000
1,675,000		Coon Rapids, MN, Series 1998, Weekly VRDNs (Gerald R. Sizer)/(Norwest Bank Minnesota, N.A. LOC)	1,675,000
3,345,000		Minneapolis, MN, Various Purpose Bonds, Series 1997B, Daily VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	3,345,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Minnesota--continued
$6,410,000		Minnesota Public Facilities Authority, Morgan Stanley Floater Certificate, Series 1998-73, Weekly VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	$6,410,000
705,000		New Hope, MN, Series 1994, Weekly VRDNs (National Beauty)/(Norwest Bank Minnesota, N.A. LOC)	705,000
10,000,000		Rochester, MN, Health Care Facility Authority, 3.90% TOBs (Mayo Foundation)/(United States Treasury COL), Mandatory Tender 4/20/2000	10,000,000
8,100,000		Southern Minnesota Municipal Power Agency, 3.90% CP, Mandatory Tender 5/15/2000	8,100,000

		TOTAL	52,235,000

		Missouri--0.4%
3,550,000		Missouri Development Finance Board, Series 1995, Weekly VRDNs (Wilson Trailer Sales, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	3,550,000
2,200,000		Missouri State HEFA, Series 1998, Weekly VRDNs (Stowers Institute for Medical Research)/(Morgan Guaranty Trust Co., New York LOC)	2,200,000
3,115,000		Missouri State HEFA, Health Facilities Revenue Bonds, Series 1996A, Weekly VRDNs (Deaconess Long Term Care of Missouri)/(Bank One, Texas N.A. LOC)	3,115,000

		TOTAL	8,865,000

		Montana--0.0%
460,000		Great Falls, MT, Series 1993, Weekly VRDNs (Liberty Development Partners)/(Norwest Bank Minnesota, N.A. LOC)	460,000

		Multistate--6.4%
8,123,829		ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC)	8,123,829
10,485,000		Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (Bank One, Indiana, N.A. LOC)	10,485,000
19,000,000		Charter Mac Floater Certificates Trust I, (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Credit Communal de Belgique, Brussels and Toronto Dominion Bank LIQs)	19,000,000
26,500,000		Charter Mac Floater Certificates Trust I, (Second Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Credit Communal de Belgique, Brussels and Toronto Dominion Bank LIQs)	26,500,000
19,000,000		Charter Mac Floater Certificates Trust I, (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Credit Communal de Belgique, Brussels and Toronto Dominion Bank LIQs)	19,000,000
16,759,000		Clipper Tax-Exempt Certificates Trust (Non-AMT Multistate), Series A, Weekly VRDNs (MBIA INS)/(State Street Corp. LIQ)	16,759,000
34,298,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate), Series A, Weekly VRDNs (State Street Corp. LIQ)	34,298,000

		TOTAL	134,165,829

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Nebraska--0.3%
$1,460,000		Douglas County, NE, Weekly VRDNs (Majors Plastics, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	$1,460,000
4,650,000		Douglas County, NE, IDRB, Series 1997, Weekly VRDNs (American Laboratories, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	4,650,000
1,000,000		Douglas County, NE, Refunding IDRBs, Series 1994, Weekly VRDNs (Omaha Fixture Manufacturing Project)/(Bank One, Michigan LOC)	1,000,000

		TOTAL	7,110,000

		Nevada--0.1%
2,850,000		Reno, NV, Series 1997, Weekly VRDNs (Drill Systems, Inc.)/(Toronto Dominion Bank LOC)	2,850,000

		New Jersey--4.2%
2,790,000		Barnegat, NJ, 4.24% BANs, 1/9/2001	2,790,822
3,087,000		Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT), Series 1998-6, Weekly VRDNs (New Jersey Housing & Mortgage Financing Authority)/(MBIA INS)/(State Street Corp. LIQ)	3,087,000
9,000,000		Hammonton, NJ School District, 4.25% BANs, 12/15/2000	9,013,678
7,000,000		Hammonton, NJ School District, 4.40% BANs, 2/2/2001	7,008,680
15,100,000		New Jersey EDA Weekly VRDNs (Center-For-Aging--Applewood Estates)/(Fleet National Bank, Springfield, MA LOC)	15,100,000
1,650,000		New Jersey EDA Weekly VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	1,650,000
2,400,000		New Jersey EDA Weekly VRDNs (U.S. Golf Association)/(PNC Bank, N.A. LOC)	2,400,000
600,000		New Jersey EDA Weekly VRDNs (YM-YWHA of Bergen County, NJ)/(Bank of New York, New York LOC)	600,000
1,925,000		New Jersey EDA, Series 1998A, Weekly VRDNs (Bayshore Health Care Center)/(KBC Bank N.V. LOC)	1,925,000
3,940,000		New Jersey EDA, Series 1999, Weekly VRDNs (VOADV Property, Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ LOC)	3,940,000
29,105,000		New Jersey State Transportation Trust Fund Agency, TOC's Trust, Series 1999-2, Weekly VRDNs (FSA INS)/(Chase Manhattan Bank N.A., New York LIQ)	29,105,000
5,962,200		Stafford Township, NJ, 4.50% BANs, 2/9/2001	5,971,972
6,140,000		Trenton, NJ, 4.25% BANs, 10/20/2000	6,154,679

		TOTAL	88,746,831

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New Mexico--0.4%
$2,000,000		Albuquerque, NM, Series 1996A, Weekly VRDNs (El Encanto, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	$2,000,000
3,300,000		Albuquerque, NM, Refunding Revenue Bonds, Series 1992, Weekly VRDNs (Charter Hospital of Albuquerque, Inc.)/(Chase Manhattan Bank N.A., New York LOC)	3,300,000
3,900,000		Las Cruces, NM, IDRB, Series 1994A, Weekly VRDNs (F & A Dairy Products, Inc. Project)/(Norwest Bank Minnesota, N.A. LOC)	3,900,000

		TOTAL	9,200,000

		New York--17.2%
5,500,000		Amityville, NY, Union Free School District, Series 1999, 4.00% TANs, 6/26/2000	5,504,928
3,100,000		Chatham, NY, Central School District, 4.50% BANs, 1/17/2001	3,106,500
4,000,000		Freeport, NY, Union Free School District, 4.00% TANs, 6/29/2000	4,002,346
5,000,000		Long Beach, NY, City School District, 4.00% TANs, 6/29/2000	5,002,947
21,000,000		Long Island Power Authority, Series PA-522, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)/(FSA LOC)	21,000,000
12,290,000		Long Island Power Authority, Electric System Subordinated Revenue Bonds, Series 1, Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	12,290,000
2,000,000		Metropolitan Transportation Authority, NY, Trust Receipts, Series 1997 FR/RI-9, Weekly VRDNs (FGIC INS)/(Bank of New York, New York LIQ)	2,000,000
4,000,000		Morrisville-Eaton, NY, Central School District, 4.25% BANs, 10/20/2000	4,007,418
18,240,000		New York City Municipal Water Finance Authority, Series PA-523, Weekly VRDNs (FGIC INS)/(Merrill Lynch Capital Services, Inc. LIQ)	18,240,000
6,500,000		New York City Municipal Water Finance Authority, Trust Receipts, Series 1997 FR/RI-6, Weekly VRDNs (MBIA INS)/(Bank of New York, New York LIQ)	6,500,000
2,500,000		New York City Municipal Water Finance Authority, Trust Receipts, Series 1998, FR/RI-11, Weekly VRDNs (FSA INS)/(Bank of New York, New York LIQ)	2,500,000
15,900,000		New York City, NY, Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	15,900,000
35,000,000		New York City, NY, Transitional Finance Authority, Series 1999, Trust Receipts FR/RI-A46 Weekly VRDNs (Bank of New York, New York LIQ)	35,000,000
4,500,000		New York City, NY, Transitional Finance Authority, Series 1999, Trust Receipts FR/RI-A47 Weekly VRDNs (Bank of New York, New York LIQ)	4,500,000
53,900,000		New York City, NY, Transitional Finance Authority, Series 1999 Trust Receipts FR/RI-A48 Weekly VRDNs (Bank of New York, New York LIQ)	53,900,000
11,500,000		New York City, NY, Transitional Finance Authority, Series PT-1047, Weekly VRDNs (Bank of America, N.A. LIQ)	11,500,000
29,200,000		New York City, NY, RANs, Trust Receipts, Series 1999, FR/RI-A50 Weekly VRDNs (Bayerische Hypotheken-und Vereinsbank AG LIQ)	29,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		New York--continued
$15,600,000		New York City, NY, Series B, Daily VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$15,600,000
33,000,000		New York City, NY, Trust Receipts, Series 1999, FR/RI-A51, Weekly VRDNs (Bank of New York, New York LIQ)	33,000,000
2,500,000		New York State HFA, Health Facilities Revenue Bonds (PA-143) Weekly VRDNs (New York City, NY)/(Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC)	2,500,000
600,000		New York State Local Government Assistance Corp., Bonds, Series 1993A, Weekly VRDNs (Bayerische Landesbank Girozentrale and Westdeutsche Landesbank Girozentrale LOCs)	600,000
2,000,000		New York State Thruway Authority, Series PA-172, Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)/(Merrill Lynch Capital Services, Inc. LOC)	2,000,000
8,900,000		Panama, NY Central School District, 4.00% BANs, 8/18/2000	8,910,580
9,700,000		Stillwater, NY Central School District, 4.00% BANs, 8/18/2000	9,712,412
15,610,000		Triborough Bridge & Tunnel Authority, NY, Floater Certificates, Series 1998-72, Weekly VRDNs (FGIC INS)/ (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	15,610,000
9,950,000		Trumansburg, NY, Central School District, 3.60% BANs, 6/15/2000	9,955,913
5,012,200		Tupper Lake, NY, Central School District, 4.00% BANs, 7/13/2000	5,016,953
4,500,000		VRDC/IVRC Trust, Series 1992A, Weekly VRDNs (New York City Municipal Water Finance Authority)/(MBIA INS)/ (Citibank N.A., New York LIQ)	4,500,000
6,500,000		VRDC/IVRC Trust, Series 1993B, Weekly VRDNs (Metropolitan Transportation Authority, NY)/(AMBAC INS)/ (Citibank N.A., New York LIQ)	6,500,000
1,300,000		VRDC/IVRC Trust, Series 1993G, Weekly VRDNs (St. Lukes Roosevelt Hospital Center)/(FHA INS)/(Chase Manhattan Bank N.A., New York LIQ)	1,300,000
13,000,000		William Floyd UFSD, NY, Series 1999, 4.00% TANs, 6/30/2000	13,013,110

		TOTAL	362,373,107

		North Carolina--4.7%
10,000,000	[1]	ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt), Series 1998-23, 3.30% TOBs (Mission St. Josephs Health System)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender 4/26/2000	10,000,000
20,805,000		Charlotte, NC, Floater Certificates, Series 1998-69, Weekly VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	20,805,000
1,000,000		Cleveland County, NC Industrial Facilities and Pollution Control Financing Authority Weekly VRDNs (PPG Industries, Inc.)	1,000,000
10,900,000		Martin County, NC Industrial Facilities and Pollution Control Financing Authority, Series 1993, Weekly VRDNs (Weyerhaeuser Co.)	10,900,000
7,000,000		New Hanover County, NC, PCR Financial Authority, Series 1984, Weekly VRDNs (American Hoist & Derrick Co. Project)/(BankBoston, N.A. LOC)	7,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		North Carolina--continued
$4,350,000		North Carolina Educational Facilities Finance Agency, Series 1990, Weekly VRDNs (Bowman Gray School of Medicine)/ (Wachovia Bank of NC, N.A. Winston-Salem LOC)	$4,350,000
5,000,000	[1]	North Carolina HFA, Variable Rate Certificates, Series 1998L, 3.55% TOBs (Bank of America, N.A. LIQ), Optional Tender 6/1/2000	5,000,000
9,655,000		North Carolina Medical Care Commission, Series 1996, Weekly VRDNs (Adult Communities Total Services, Inc.)/(LaSalle National Bank, Chicago LOC)	9,655,000
6,500,000		North Carolina Medical Care Commission, Series 1998, Weekly VRDNs (Cornelia Nixon Davis Nursing Home, Inc.)/(Wachovia Bank of NC, N.A. Winston-Salem LOC)	6,500,000
700,000		North Carolina Medical Care Commission, Revenue Bonds, Series 1992B, Weekly VRDNs (North Carolina Baptist)	700,000
1,500,000		North Carolina Medical Care Commission, Revenue Bonds, Series 1993, Weekly VRDNs (Moses H. Cone Memorial)	1,500,000
21,285,000		North Carolina State, Floater Certificates, Series 1998-38, Weekly VRDNs (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	21,285,000

		TOTAL	98,695,000

		North Dakota--0.1%
1,635,000		Fargo, ND, IDRB, Series 1994, Weekly VRDNs (Pan-O-Gold Baking Co. Project)/(Norwest Bank Minnesota, N.A. LOC)	1,635,000

		Ohio--3.1%
2,000,000		Ashland County, OH, Health Care, Series 1999, Weekly VRDNs (Brethren Care, Inc.)/(FirstMerit Bank, N.A. LOC)	2,000,000
13,505,000		Banc One Capital Higher Education Tax-Exempt Income Trust, Series 2, Certificates of Ownership Weekly VRDNs (Bank One, Kentucky LOC)	13,505,000
30,064,000		Clipper Tax-Exempt Certificates Trust (Ohio AMT), Series 1999-4, Weekly VRDNs (Ohio HFA)/(GNMA COL)/(State Street Corp. LIQ)	30,064,000
6,000,000		Cuyahoga County, OH, Series 1999, Weekly VRDNs (The Renaissance)/(LaSalle Bank, N.A. LOC)	6,000,000
13,300,000		Franklin County, OH Hospital Revenue Bonds, Series 1995, Weekly VRDNs (Holy Cross Health System Corp.)/(Morgan Guaranty Trust Co., New York LIQ)	13,300,000
1,040,000		Ohio State Water Development Authority, (Water Quality Series), 5.00% Bonds (MBIA INS), 6/1/2000	1,042,361

		TOTAL	65,911,361

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Oklahoma--0.7%
$2,295,000		Claremore, OK, IDA Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank of NC, N.A. Winston-Salem LOC)	$2,295,000
12,495,000		Tulsa County, OK, HFA, CDC Municipal Products, Inc. Class A Certificates, Series 1996E, Weekly VRDNs (GNMA COL)/(CDC Municipal Products, Inc. LIQ)	12,495,000

		TOTAL	14,790,000

		Oregon--0.6%
13,600,000		Wasco County, OR, Series 1999, Weekly VRDNs (Waste Connections, Inc.)/(BankBoston, N.A. LOC)	13,600,000

		Pennsylvania--1.6%
6,755,000		Allegheny County, PA, HDA, Revenue Bonds Daily VRDNs (Presbyterian University Hospital)/(Bank One, Michigan LOC)	6,755,000
21,000,000		Clinton County, PA, IDA, Solid Waste Disposal Revenue Bonds, Series 1992A, 4.70% TOBs (International Paper Co.), Optional Tender 1/15/2001	21,000,000
1,765,000		Clinton County, PA Municipal Authority, Series A, Weekly VRDNs (Lock Haven Hospital)/(PNC Bank, N.A. LOC)	1,765,000
1,375,000		Erie County, PA IDA, Multi Mode Revenue Refunding Bonds Weekly VRDNs (Corry Manor, Inc.)/(PNC Bank, N.A. LOC)	1,375,000
2,000,000		Montgomery County, PA IDA Weekly VRDNs (Plymouth Woods)/(PNC Bank, N.A. LOC)	2,000,000
900,000		Pennsylvania EDFA, 1995 Series E, Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC)	900,000

		TOTAL	33,795,000

		South Carolina--0.4%
7,500,000		South Carolina State Public Service Authority, 4.00% CP (Bank of America, N.A., Bank of Nova Scotia, Toronto, Commerzbank AG, Frankfurt and Toronto Dominion Bank LIQs), Mandatory Tender 6/12/2000	7,500,000

		South Dakota--0.3%
315,000		Rapid City, SD Weekly VRDNs (Gillette Dairy Black Hills, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	315,000
4,600,000		South Dakota EDFA, Series 1998, Weekly VRDNs (FIMCO, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	4,600,000
1,215,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds, Series 1997E, Weekly VRDNs	1,215,000

		TOTAL	6,130,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Tennessee--1.0%
$5,300,000		Carter County, TN, IDB, Series 1983, Monthly VRDNs (Inland Container Corp.)/(Temple-Inland, Inc. GTD)	$5,300,000
9,000,000		Chattanooga, TN, HEFA Weekly VRDNs, McCallie School)/(SunTrust Bank, Atlanta LOC)	9,000,000
2,000,000		Montgomery Co., TN, Public Building Authority, Pooled Financing Revenue Bonds, Series 1996, Weekly VRDNs (Montgomery County Loan)/(Bank of America, N.A. LOC)	2,000,000
190,000		Washington County, TN Refunding IDRBs, Series 1996, Weekly VRDNs (Springbrook Properties Project)/ (SunTrust Bank, Nashville LOC)	190,000
5,500,000		Williamson County, TN, Series 2000, Weekly VRDNs (Brentwood Academy)/(AmSouth Bank N.A., Birmingham LOC)	5,500,000

		TOTAL	21,990,000

		Texas--9.1%
15,750,000		ABN AMRO MuniTOPS Certificates Trust (Multistate AMT), Series 1998-15, Weekly VRDNs (Houston, TX Airport System)/ (FGIC INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	15,750,000
10,000,000		ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT, Series 1998-24, Weekly VRDNs (Barbers Hill, TX Independent School District)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ)	10,000,000
19,450,000		Angelina and Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Series 1993, 4.65% CP (Temple-Eastex, Inc.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/11/2000	19,450,000
3,000,000		Angelina and Neches River Authority, Texas, Solid Waste Disposal Revenue Bonds, Series 1998, 4.65% CP (Temple-Inland Forest Products Corp.)/(Temple-Inland, Inc. GTD), Mandatory Tender 5/11/2000	3,000,000
8,000,000		Brazoria County, TX Health Facilities Development Corporation, Series 1999, Weekly VRDNs (Brazosport Memorial Hospital)/(Chase Bank of Texas LOC)	8,000,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	900,000
12,500,000		Gulf Coast, TX Waste Disposal Authority, Series 2000, Weekly VRDNs (Air Products & Chemicals, Inc.)/(Bank One, Illinois, N.A. LOC)	12,500,000
1,125,000		Harris County, TX Cultural Education Facilities Finance Corp. Weekly VRDNs (Houston Museum of Natural Sciences)/(Bank One, Texas N.A. LOC)	1,125,000
5,000,000		Harris County, TX HFDC, Series 1997A, Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	5,000,000
6,200,000		Harris County, TX HFDC, Trust Receipts, Series 1999, FR/RI-A53, Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)	6,200,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.)	955,000
1,190,000		Liberty County, TX IDA Weekly VRDNs (Insteel Industries, Inc.)/(First Union National Bank, Charlotte, NC LOC)	1,190,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Texas--continued
$27,200,000		North Central Texas HFDC, Flexible Rate Hospital Revenue Bonds, Series 1998, 3.85% CP (Methodist Hospitals of Dallas)/(AMBAC INS)/(Methodist Hospitals of Dallas and Rabobank Nederland, Utrecht LIQs), Mandatory Tender 4/12/2000	$27,200,000
1,430,000		North Richland Hills, TX IDC Weekly VRDNs (Tecnol, Inc.)/(Bank of America, N.A. LOC)	1,430,000
20,000,000		San Antonio, TX, Electric & Gas, Series A, 3.90% CP (Chase Bank of Texas, Morgan Guaranty Trust Co., New York, Toronto Dominion Bank and UBS AG LIQs), Mandatory Tender 5/25/2000	20,000,000
10,000,000		San Antonio, TX Electric & Gas, Municipal Securities Trust Receipts, Series 1997SG-101, Weekly VRDNs (Societe Generale, Paris LIQ)	10,000,000
17,000,000		Texas Small Business IDC, Series 1986, Weekly VRDNs (Texas Public Facilities Capital Access Program)/(KBC Bank N.V. LOC)	17,000,000
33,000,000		Texas State, 4.50% TRANs, 8/31/2000	33,098,711

		TOTAL	192,798,711

		Utah--0.4%
7,830,000		Salt Lake County, UT, Multifamily Housing Revenue Refunding Bonds, Series 1992, Weekly VRDNs (Santa Fe Apartments)/(First Security Bank of Utah, N.A. LOC)	7,830,000

		Virginia--6.0%
5,000,000		Albemarle County, VA IDA, Series 1999, Weekly VRDNs (Region Ten Community Services Board, Inc.)/(Wachovia Bank of NC, N.A. LOC)	5,000,000
3,500,000		Alexandria, VA IDA, Series 1999, Weekly VRDNs (Church Schools in the Diocese of Virginia)/(Crestar Bank of Virginia, Richmond LOC)	3,500,000
6,185,000		Alexandria, VA, Redevelopment and Housing Authority, Series 1996A, Weekly VRDNs (Glebe Park Apartments Project)/(KBC Bank N.V. LOC)	6,185,000
9,000,000		Chesterfield County, VA IDA, Series 1987A, 3.95% CP (Virginia Electric Power Co.), Mandatory Tender 4/4/2000	9,000,000
9,000,000		Chesterfield County, VA IDA, 3.85% CP (Virginia Electric Power Co.), Mandatory Tender 4/6/2000	9,000,000
5,000,000		Fairfax County, VA EDA, Series 1995, Weekly VRDNs (American Society of Civil Engineers Foundation, Inc. Project)/(Mellon Bank N.A., Pittsburgh LOC)	5,000,000
3,000,000		Fairfax County, VA IDA, Series 2000, Weekly VRDNs (Inova Health System)/(Credit Suisse First Boston LIQ)	3,000,000
14,945,000		Fairfax County, VA IDA, Series 1998, Trust Receipts FR/RI-A35 Weekly VRDNs (Fairfax Hospital System)/(Bayerische Hypotheken-und Vereinsbank AG LIQ)/(United States Treasury PRF)	14,945,000
16,800,000		Henrico County, VA IDA, MERLOTS, Series 1997C, Weekly VRDNs (Bon Secours Health System)/(FSA INS)/(First Union National Bank, Charlotte, NC LIQ)	16,800,000
22,500,000		James City County, VA IDA, Series 1997, Weekly VRDNs (Riverside Health System-Patriots Colony)	22,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Virginia--continued
$2,600,000		Newport News, VA EDA, Series 1998, Weekly VRDNs (Jefferson Point Development)/(Credit Suisse First Boston LOC)	$2,600,000
2,500,000		Virginia Resources Authority, Water and Sewer, Series 1997, Weekly VRDNs (Henrico County, VA)/(Crestar Bank of Virginia, Richmond LIQ)	2,500,000
10,000,000		Virginia State Public Building Authority, Floater Certificates, Series 1998-131, Weekly VRDNs (MBIA INS)/ (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	10,000,000
4,000,000		Williamsburg, VA IDA, Series 1988, Weekly VRDNs (Colonial Williamsburg Foundation Museum)/(Bank of America, N.A. LOC)	4,000,000
7,800,000		York County, VA IDA, Series 1985, 3.85% CP (Virginia Electric Power Co.), Mandatory Tender 4/6/2000	7,800,000
5,600,000		York County, VA IDA, Series 1985, 4.05% CP (Virginia Electric Power Co.), Mandatory Tender 6/12/2000	5,600,000

		TOTAL	127,430,000

		Washington--2.3%
29,000,000		Port of Seattle, WA, Series 1999A, Weekly VRDNs (Commerzbank AG, Frankfurt LOC)	29,000,000
7,545,000		Seattle, WA, Housing Authority, Holly Park Elderly Housing, Series 1999, 4.20% TOBs (FGIC), Mandatory Tender 12/15/2000	7,545,000
12,975,000	[1]	Washington State, Series PT-1187, 3.95% TOBs (Merrill Lynch Capital Services, Inc. LIQ), Optional Tender 10/19/2000	12,975,000

		TOTAL	49,520,000

		West Virginia--0.1%
3,000,000		Marshall County, WV, PCR, Series 1992, Weekly VRDNs (PPG Industries, Inc.)	3,000,000

		Wisconsin--1.2%
2,650,000		Combined Locks, WI, Revenue Refunding Bonds, Series 1997, Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	2,650,000
3,100,000		Glendale River Hills School District, WI, 3.95% TRANs, 8/21/2000	3,102,906
2,000,000		Green Bay, WI IDA, IDRB, Series 1985, Weekly VRDNs (St. Mary's Holdings, Inc.)/(Mellon Bank N.A., Pittsburgh LOC)	2,000,000
4,500,000		Mukwonago, WI Area School District, 4.00% TRANs, 8/24/2000	4,505,145
540,000		Spooner, WI, Series 1994, Weekly VRDNs (Nash Finch Co.)/(U.S. Bank, N.A., Minneapolis LOC)	540,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued
		Wisconsin--continued
$3,750,000		Sun Prairie, WI, Area School District, 4.00% TRANs, 8/23/2000	$3,754,971
2,425,000		Superior, WI, Series 1998, Weekly VRDNs (Partridge River Superior, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	2,425,000
2,115,000		Wisconsin HEFA, Series 1997, Weekly VRDNs (16th Street Community Health Center, Inc.)/(Bank One, Wisconsin, N.A. LOC)	2,115,000
5,060,000		Wisconsin HEFA, Series 1997, Weekly VRDNs (Cedar Crest, Inc.) /(Bank One, Wisconsin, N.A. LOC)	5,060,000

		TOTAL	26,153,022

		Wyoming--0.1%
1,830,000		Sweetwater County, WY, IDA Weekly VRDNs (FMC Gold Co.)/(Wachovia Bank of NC, N.A. Winston-Salem LOC)	1,830,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[2]	$2,104,407,044

Securities that are subject to the alternative minimum tax represent 20.8% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At March 31, 2000, these securities amounted to $60,490,000 which represents 2.9% of net assets.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,112,689,947) at March 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Agency
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Insurance Association
MERLOTS	--Municipal Exempt Receipts-Liquidity Optional Tender Series
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PUTTERs	--Putable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.

Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At March 31, 2000, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value (Unaudited)

First Tier	Second Tier
94.7%	5.3%

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$2,104,407,044
Income receivable		16,334,047
Receivable for shares sold		13,419,339

TOTAL ASSETS		2,134,160,430

Liabilities:
Payable for investments purchased	$8,000,000
Payable for shares redeemed	10,004,868
Income distribution payable	2,566,136
Payable to bank	423,505
Accrued expenses	475,974

TOTAL LIABILITIES		21,470,483

Net assets for 2,112,743,919 shares outstanding		$2,112,689,947

Net Assets Consist of:
Paid in capital		$2,112,694,952
Accumulated net realized loss on investments		(5,005)

TOTAL NET ASSETS		$2,112,689,947

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$1,800,937,745 ÷ 1,800,885,062 shares outstanding		$1.00

Institutional Service Shares:
$311,752,202 ÷ 311,858,857 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MARCH 31, 2000

Investment Income:
Interest			$71,086,274

Expenses:
Investment adviser fee		$9,865,133
Administrative personnel and services fee		1,487,002
Custodian fees		106,232
Transfer and dividend disbursing agent fees and expenses		1,021,832
Directors'/Trustees' fees		27,769
Auditing fees		15,618
Legal fees		29,133
Portfolio accounting fees		151,129
Shareholder services fee--Investment Shares		4,304,362
Shareholder services fee--Institutional Service Shares		628,204
Share registration costs		83,278
Printing and postage		125,644
Insurance premiums		101,927
Miscellaneous		10,959

TOTAL EXPENSES		17,958,222

Waivers:
Waiver of investment adviser fee	$(1,384,799)
Waiver of shareholder services fee--Investment Shares	(1,721,745)
Waiver of shareholder services fee--Institutional Service Shares	(628,204)

TOTAL WAIVERS		(3,734,748)

Net expenses			14,223,474

Net investment income			56,862,800

Net realized gain on investments			13,579

Change in net assets resulting from operations			$56,876,379

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended March 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$56,862,800	$54,286,478
Net realized gain on investments ($(5,562) and $189,574 net gains, respectively, as computed for federal income tax purposes)	13,579	189,574

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	56,876,379	54,476,052

Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(49,250,722)	(46,223,330)
Institutional Service Shares	(7,617,320)	(8,063,148)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(56,868,042)	(54,286,478)

Share Transactions:
Proceeds from sale of shares	5,854,049,365	5,621,973,916
Net asset value of shares issued to shareholders in payment of distributions declared	48,181,251	45,729,563
Cost of shares redeemed	(5,834,738,242)	(5,553,095,455)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	67,492,374	114,608,024

Change in net assets	67,500,711	114,797,598

Net Assets:
Beginning of period	2,045,189,236	1,930,391,638

End of period	$2,112,689,947	$2,045,189,236

See Notes which are an integral part of the Financial Statements

Financial Highlights--Investment Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended March 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	2.89%	2.83%	3.10%	2.92%	3.32%

Ratios to Average Net Assets:

Expenses	0.74%	0.74%	0.73%	0.71%	0.71%

Net investment income	2.86%	2.78%	3.04%	2.88%	3.27%

Expense waiver/reimbursement[3]	0.17%	0.16%	0.16%	0.18%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,800,938	$1,771,606	$1,646,267	$1,506,918	$1,465,333

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended March 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[2]	3.04%	2.98%	3.25%	3.08%	3.47%

Ratios to Average Net Assets:

Expenses	0.59%	0.59%	0.58%	0.56%	0.56%

Net investment income	3.03%	2.93%	3.19%	3.02%	3.43%

Expense waiver/reimbursement[3]	0.32%	0.31%	0.31%	0.33%	0.40%

Supplemental Data:

Net assets, end of period (000 omitted)	$311,752	$273,583	$284,124	$247,946	$304,516

1 For the year ended March 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 2000

ORGANIZATION

Tax-Free Instruments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Fund is current income exempt from federal tax including the alternative minimum tax consistent with stability of principal.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act, which approximates market value. Investments in other open-end regulated investment companies are valued at net value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from the generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid-in Capital	Accumulated Gain (Loss)
$384	$(384)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At March 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $5,562 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Pursuant to the Code, such capital loss carryforward will expire in March 2008.

Additionally, net capital losses of $1,575 attributable to security transactions incurred after October 31, 1999, are treated as arising on April 1, 2000, the first day of the fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees ("Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At March 31, 2000, capital paid-in aggregated $2,112,694,568. Transactions in shares were as follows:

Year Ended March 31	2000	1999
Institutional Shares:
Shares sold	5,064,255,828	4,781,934,595
Shares issued to shareholders in payment of distributions declared	47,780,234	45,282,001
Shares redeemed	(5,082,662,401)	(4,702,040,492)

NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	29,373,661	125,176,104

Year Ended March 31	2000	1999
Institutional Service Shares:
Shares sold	789,842,888	840,039,321
Shares issued to shareholders in payment of distributions declared	401,017	447,562
Shares redeemed	(752,075,841)	(851,054,963)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	38,168,064	(10,568,080)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	67,492,374	114,608,024

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Interfund Transactions

During the year ended March 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,801,748,000 and $4,569,241,000, respectively.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

CHANGE OF INDEPENDENT AUDITOR

On May 19, 1999, the Fund's Directors, upon the recommendation of the Audit Committee of the Directors, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Fund's independent auditors. AA's reports on the Fund's financial statements for the fiscal years ended March 31, 1998 and March 31, 1999, contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended March 31, 1998 and March 31, 1999: (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Fund, by action of its Directors, upon the recommendation of the Audit Committee of the Directors, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Fund's financial statements for the fiscal year ended March 31, 2000. During the Fund's fiscal years ended March 31, 1998 and March 31, 1999, neither the Fund nor anyone on its behalf has consulted E&Y on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF
TAX-FREE INSTRUMENTS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Free Instruments Trust (the "Fund"), as of March 31, 2000, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended March 31, 1999, and the financial highlights for each of the four years then ended were audited by other auditors whose report dated May 18, 1999 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Free Instruments Trust at March 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
May 15, 2000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

ANNUAL REPORT

AS OF MARCH 31, 2000

Tax-Free Instruments Trust

Established 1981

17TH ANNUAL REPORT

Federated
Tax-Free Instruments Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 876924101
Cusip 876924200

8042604 (5/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.